KEELEY Small Cap Dividend Value Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.0%
Automotive  — 1.3%
94,402 Standard Motor Products Inc. .......................... $ 3,758,144
Banking  — 11.7%
99,624 Atlantic Union Bankshares Corp. ..................... 3,640,261
135,283 Cadence Bank .................................................... 4,003,024
166,005 Columbia Banking System Inc. ......................... 4,429,013
126,552 First Bancorp/Southern Pines NC .................... 4,683,690
63,874 NCR Atleos Corp.† ............................................ 1,551,499
138,959 OceanFirst Financial Corp. ............................... 2,412,328
122,235 South Plains Financial Inc. ................................ 3,539,926
49,097 The Bank of NT Butterfield & Son Ltd. ............ 1,571,595
123,056 Timberland Bancorp Inc. ................................... 3,871,342
43,747 Wintrust Financial Corp. ................................... 4,057,534
33,760,212
Broadcasting  — 1.5%
27,463 Nexstar Media Group Inc. ................................ 4,304,825
Building and Construction  — 3.6%
65,088 KB Home ............................................................ 4,065,397
190,796 Primoris Services Corp. ..................................... 6,336,335
10,401,732
Business Services  — 9.7%
80,396 ABM Industries Inc. ........................................... 3,604,153
339,554 ADTRAN Holdings Inc. .................................... 2,492,326
83,371 Cass Information Systems Inc. .......................... 3,755,864
102,443 EVERTEC Inc. .................................................... 4,194,016
177,513 Heartland Express Inc. ...................................... 2,531,335
200,556 Outfront Media Inc., REIT ................................ 2,799,762
148,468 Plymouth Industrial REIT Inc. .......................... 3,573,625
130,996 STAG Industrial Inc., REIT ............................... 5,142,903
28,093,984
Computer Software and Services  — 1.0%
54,364 Progress Software Corp. .................................... 2,951,965
Consumer Products  — 4.3%
107,322 Kontoor Brands Inc. ........................................... 6,699,039
72,780 Spectrum Brands Holdings Inc. ........................ 5,805,661
12,504,700
Consumer Services  — 1.5%
105,516 National Storage Affiliates Trust, REIT ............ 4,375,748
Diversified Industrial  — 10.6%
58,758 Crane NXT Co. ................................................... 3,341,568
25,626 Enpro Inc. ........................................................... 4,016,619
41,802 Esab Corp. .......................................................... 3,620,889
55,416 Griffon Corp. ...................................................... 3,377,605
104,996 Hillenbrand Inc. ................................................. 5,024,059
72,078 Olin Corp. ........................................................... 3,888,608
111,111 Spirit AeroSystems Holdings Inc., Cl. A† ........ 3,531,108
62,045 VSE Corp. ........................................................... 4,008,727
30,809,183
Electronics  — 0.9%
29,872 Dolby Laboratories Inc., Cl. A .......................... 2,574,369
Energy and Utilities  — 15.9%
63,645 ALLETE Inc. ....................................................... 3,892,528
82,473 Argan Inc. ........................................................... 3,858,912
192,527 Atlantica Sustainable Infrastructure plc ........... 4,139,331
174,578 Atlas Energy Solutions Inc. ............................... 3,006,233
Shares
Market
Value
52,656 Black Hills Corp. ................................................ $ 2,840,791
144,816 ChampionX Corp. .............................................. 4,230,075
26,303 Chord Energy Corp. .......................................... 4,372,348
61,413 International Seaways Inc. ................................ 2,793,063
280,045 Primo Water Corp. ............................................. 4,214,677
57,977 Southwest Gas Holdings Inc. ............................ 3,672,843
302,975 TechnipFMC plc ................................................. 6,101,917
95,532 Zurn Elkay Water Solutions Corp. ................... 2,809,596
45,932,314
Equipment and Supplies  — 2.6%
946,894 Ardagh Metal Packaging SA ............................. 3,636,073
87,701 Cactus Inc., Cl. A ................................................ 3,981,625
7,617,698
Financial Services  — 16.3%
107,031 Air Lease Corp. .................................................. 4,488,880
242,475 Alpine Income Property Trust Inc., REIT ........ 4,100,252
139,292 Brightsphere Investment Group Inc. ................ 2,668,835
107,204 Enact Holdings Inc. ........................................... 3,097,124
117,997 Hilltop Holdings Inc. ......................................... 4,154,674
148,380 James River Group Holdings Ltd. .................... 1,371,031
281,159 Macatawa Bank Corp. ....................................... 3,171,473
159,998 Pacific Premier Bancorp Inc. ............................. 4,657,542
204,048 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 3,468,816
58,437 SouthState Corp. ................................................ 4,935,005
82,491 Synovus Financial Corp. ................................... 3,105,786
127,324 Victory Capital Holdings Inc., Cl. A ................. 4,385,039
171,641 Virtu Financial Inc., Cl. A .................................. 3,477,447
47,081,904
Food and Beverage  — 1.1%
246,641 WK Kellogg Co. ................................................. 3,240,863
Health Care  — 9.9%
237,925 CareTrust REIT Inc. ........................................... 5,324,762
5,907 Chemed Corp. .................................................... 3,454,118
109,559 Embecta Corp. .................................................... 2,073,952
345,920 Global Medical REIT Inc. .................................. 3,839,712
142,127 Perrigo Co. plc ................................................... 4,573,647
142,256 Premier Inc., Cl. A .............................................. 3,180,844
55,601 The Ensign Group Inc. ...................................... 6,238,988
28,686,023
Metals and Mining  — 1.0%
39,805 Kaiser Aluminum Corp. .................................... 2,833,718
Paper and Forest Products  — 0.8%
257,890 Mercer International Inc. ................................... 2,444,797
Retail  — 3.3%
42,834 Jack in the Box Inc. ............................................. 3,496,539
12,670 Penske Automotive Group Inc. ......................... 2,033,662
136,247 Shoe Carnival Inc. .............................................. 4,116,022
9,646,223
TOTAL COMMON STOCKS ......................... 281,018,402

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 3.0%
$ 8,890,000 U.S. Treasury Bills,
5.274% to 5.310%††,
02/15/24 to 03/21/24 ........................................ $ 8,793,562
TOTAL INVESTMENTS — 100.0%
(Cost $223,835,779) ......................................... $ 289,811,964
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust